AST PIMCO CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 88.2%
Corporate Bonds — 83.1%
Aerospace & Defense — 0.4%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28		25	$21,479
Airlines — 0.9%
JetBlue 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
2.750%	11/15/33		50	43,727
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	86,673
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	21,713
				108,386
Banks — 9.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.705%(ff)	04/24/28		50	52,380
4.000%	04/01/24		20	21,281
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,214
4.075%(ff)	04/23/29		40	42,489
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28		50	51,210
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		25	26,915
4.203%(ff)	07/23/29		50	54,673
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.500%	07/17/25		50	50,952
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	23,459
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
2.679%(c)	07/19/23		20	18,515
Sr. Unsec’d. Notes
3.364%	07/12/27		50	52,119
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27		30	30,886
3.300%	09/09/24		33	34,357
				484,450
Beverages — 1.8%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		75	78,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	10	$11,754
			89,777
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	12,572
Building Materials — 0.7%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	35	33,256
Commercial Services — 2.0%
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	62,705
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	40	40,137
			102,842
Computers — 2.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49	25	26,400
3.200%	05/11/27	30	32,534
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	50	49,779
5.300%	10/01/29	5	4,988
			113,701
Diversified Financial Services — 1.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	22,394
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	13,731
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	36,373
			72,498
Electric — 8.6%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	50	48,577
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	48,048
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	10,292
A1

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	$23,682
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	33,993
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	11,237
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,899
3.950%	06/15/25	35	35,287
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	48,537
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	61,460
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	21,964
Southern California Edison Co.,
First Mortgage
2.850%	08/01/29	40	38,180
First Mortgage, Series B
2.400%	02/01/22	50	49,083
			435,239
Electronics — 0.4%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	4,741
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	14,086
			18,827
Foods — 1.9%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	46,691
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	25	24,932
4.375%	06/01/46	15	13,614
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	10	9,569
			94,806
Gas — 1.0%
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	52,063
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Products — 2.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	40	$41,858
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	31,180
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	40	40,418
			113,456
Healthcare-Services — 1.4%
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	20	19,428
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,152
Sr. Sec’d. Notes
4.125%	06/15/29	25	25,171
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	23,853
			73,604
Insurance — 0.3%
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,974
Iron/Steel — 0.8%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	20	18,224
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	25	22,641
			40,865
Lodging — 0.9%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	35,989
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	8,070
			44,059
Machinery-Diversified — 0.7%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	33,935
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	30,507
5.375%	05/01/47	20	21,888

A2

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	25	$27,552
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	14,637
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	9,790
5.300%	05/15/49	10	10,085
			114,459
Mining — 0.7%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	03/12/24	15	14,023
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	14,119
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	5,274
			33,416
Miscellaneous Manufacturing — 2.6%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	84	82,625
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	50	50,955
			133,580
Oil & Gas — 4.2%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28	50	54,052
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	35	29,551
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	10	7,039
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	5	4,291
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	40	21,990
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	25	18,485
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/07/24	50	49,378
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	25	$26,687
			211,473
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	20	17,691
Packaging & Containers — 0.8%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	26,381
4.900%	03/15/29	15	16,558
			42,939
Pharmaceuticals — 5.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	25	27,922
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	40	43,979
3.875%	08/15/25	40	43,408
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	40	41,974
5.125%	07/20/45	15	17,199
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	10,359
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	40,729
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	33,065
			258,635
Pipelines — 8.5%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	35,802
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
2.195%(c)	02/18/22	50	46,805
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	100	77,782
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	02/15/21	20	19,815
3.125%	07/31/29	20	18,220
4.250%	02/15/48	15	14,227
4.900%	05/15/46	5	4,833

A3

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	$5,294
5.300%	12/01/34	35	33,509
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	25	20,975
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	40,602
5.200%	07/15/48	15	11,916
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	10	8,074
5.150%	06/01/42	15	10,216
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	17,296
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	21,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	03/01/30	15	11,611
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	10	7,959
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	28,039
			434,518
Private Equity — 0.5%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	24,490
Real Estate Investment Trusts (REITs) — 4.7%
Boston Properties LP,
Sr. Unsec’d. Notes
2.900%	03/15/30	50	45,764
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/49	10	10,777
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	44,195
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	36,973
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	4,840
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	48,141
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	$23,590
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	24,679
			238,959
Retail — 0.5%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	12,405
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	11,237
			23,642
Semiconductors — 5.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	50	49,441
3.875%	01/15/27	20	19,079
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	37,820
5.000%	03/15/49	50	59,299
Marvell Technology Group Ltd.,
Sr. Unsec’d. Notes
4.200%	06/22/23	35	35,488
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	10,119
5.327%	02/06/29	15	16,433
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	20	21,609
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	20	21,061
			270,349
Software — 3.5%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	50	50,838
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	25	25,530
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	40	43,299
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	25	25,161

A4

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	$34,606
			179,434
Telecommunications — 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27	40	41,561
4.250%	03/01/27	45	48,074
4.550%	03/09/49	15	16,125
Sprint Corp.,
Gtd. Notes, 144A
7.250%	02/01/28	10	10,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	25	28,176
5.500%	03/16/47	10	13,896
			157,832
Toys/Games/Hobbies — 0.9%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	47,987
Transportation — 0.6%
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	10	10,695
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	10	8,931
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	10,518
			30,144

Total Corporate Bonds (cost $4,527,260)			4,224,064
Municipal Bonds — 1.0%
California — 0.2%
San Francisco, CA, Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
2.803%	11/01/31	10	9,427
Massachusetts — 0.2%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	10	9,364
New York — 0.6%
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	32,824

Total Municipal Bonds (cost $52,328)			51,615
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.1%
U.S. Treasury Bonds
2.000%	02/15/50	40	$46,456
2.250%	08/15/49	30	36,244
U.S. Treasury Notes
1.500%	02/15/30	86	92,719
1.750%	07/31/21	30	30,600

Total U.S. Treasury Obligations (cost $185,079)			206,019

Total Long-Term Investments (cost $4,764,667)			4,481,698

Shares
Short-Term Investments — 12.1%
Affiliated Mutual Fund — 2.3%
PGIM Core Ultra Short Bond Fund (cost $117,905)(w)	117,905	117,905

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligations(n) — 9.8%
Federal Home Loan Bank
0.000%	04/22/20	100	99,963
0.010%	06/26/20	200	199,583
0.270%	09/15/20	200	199,753

Total U.S. Government Agency Obligations (cost $499,745)				499,299

Total Short-Term Investments (cost $617,650)				617,204

TOTAL INVESTMENTS—100.3% (cost $5,382,317)				5,098,902

Liabilities in excess of other assets(z) — (0.3)%				(14,747)

Net Assets — 100.0%				$5,084,155

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trust

A5

AST PIMCO CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
4	5 Year U.S. Treasury Notes	Jun. 2020	$501,438	$(19,536)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Goldman Sachs & Co. LLC	BRL	55	$12,449	$10,509	$—	$(1,940)
Expiring 05/05/20	Barclays Bank PLC	BRL	55	10,924	10,486	—	(438)
Indian Rupee,
Expiring 06/17/20	Barclays Bank PLC	INR	944	13,049	12,369	—	(680)
Japanese Yen,
Expiring 05/15/20	Citibank, N.A.	JPY	4,200	38,359	39,144	785	—
				$74,781	$72,508	785	(3,058)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Barclays Bank PLC	BRL	55	$10,938	$10,509	$429	$—
Euro,
Expiring 05/15/20	Barclays Bank PLC	EUR	100	108,596	110,486	—	(1,890)
				$119,534	$120,995	429	(1,890)
						$1,214	$(4,948)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6